Income Taxes - Schedule of Components of the Income Tax Provision (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Current tax
Hong Kong	$ 6,226	$ 800	$ 0	$ (5,877)
Total current tax	6,226	800	0	(5,877)
Deferred tax:
Hong Kong	(3,046,757)	(391,448)	781,759	154,186
Total deferred tax	(3,046,757)	(391,448)	781,759	154,186
Total income tax expense	$ (3,040,531)	$ (390,648)	$ 781,759	$ 148,309